Retirement Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retirement Plan (Textual) [Abstract]
Employee's contribution to retirement plan	4.00%
Percentage of employees contribution	50.00%
Percentage of company match	2.00%
Employers contribution	$ 220,000	$ 105,000